Debt	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Debt
Note 18 - Debt
Short-term debt is comprised of the following:

	Principal Amount
(In $ millions)	June 30, 2024	December 31, 2023
2028 Notes	75.0	75.0
2030 Notes	25.0	25.0
Additional 2028 Notes	14.6	—
Principal Outstanding	114.6	100.0
Deferred Finance Charges (1)	(11.1)	(10.3)
Debt discount	(6.8)	(6.8)
Debt premium	1.1	—
Carrying Value Short-Term Debt (2)	97.8	82.9
Long-term debt is comprised of the following:

	Principal Amount
(In $ millions)	June 30, 2024	December 31, 2023
2028 Notes	912.5	950.0
2030 Notes	477.5	490.0
Convertible Bonds	239.4	250.0
Additional 2028 Notes	178.0	—
Principal Outstanding	1,807.4	1,690.0
Deferred Finance Charges (1)	(37.9)	(40.5)
Debt discount	(27.3)	(30.7)
Debt premium	3.6	—
Carrying Value Long-Term Debt (2)	1,745.8	1,618.8

(1) As at June 30, 2024, deferred finance charges include the unamortized legal and bank fees associated with the 2028 Notes, Additional 2028 Notes, 2030 Notes, Convertible Bonds, our undrawn $150.0 million revolving credit facility as well as the unamortized debt issuance cost associated with the fair value of the Share Lending Agreement (see Note 22 - Common Shares).

(2) Carrying amounts in the table above include, where applicable, deferred financing fees, debt discounts and debt premiums.
At June 30, 2024 the scheduled maturities of our debt were as follows:

Maturities
(In $ millions)
2024	57.2
2025	114.6
2026	114.6
2027	114.6
Thereafter	1,521.0
Total principal debt	1,922.0
Issuance of Additional Senior Secured Notes Due 2028
On November 7, 2023, the Company's wholly owned subsidiary Borr IHC Limited, and certain other subsidiaries, issued $1,540.0 million in aggregate principal amount of senior secured notes, consisting of $1,025.0 million principal amount of senior secured notes due 2028 at a price equal to 97.750%, bearing a coupon of 10% per annum (the "2028 Notes"), and $515.0 million principal amount of senior secured notes due 2030 at a price equal to 97.000%, bearing a coupon of 10.375% per annum (the "2030 Notes"). The 2028 Notes mature on November 15, 2028 and the 2030 Notes mature on November 15, 2030, and interest on the 2028 Notes and 2030 Notes is payable on May 15 and November 15 of each year, beginning on May 15, 2024.
In March 2024, the Company issued $200.0 million principal amount of additional senior secured notes due in 2028 (the "Additional 2028 Notes" and, together with the 2028 Notes and the 2030 Notes, the "Notes") under the same terms and conditions as the $1,025.0 million notes issued in November 2023. The Additional 2028 notes were issued at a price equal to 102.5% plus accrued interest, raising gross proceeds of $211.9 million.
Repurchase of Unsecured Convertible Bonds due 2028 (Convertible Bonds)
In February 2023, we issued $250.0 million of unsecured convertible bonds, which mature in February 2028. The initial conversion price was $7.3471 per share, convertible into 34,027,031 common shares. In March 2024 we repurchased $10.6 million of the Convertible Bonds at an average price of 120.88% of par for a total consideration of $12.9 million, inclusive of accrued interest, and recognized a loss in "Other financial expenses, net" of $2.3 million. Following the declaration and payment of a $0.05 per share cash distribution in each of January and March 2024 as well as a $0.10 per share cash distribution in May 2024, the adjusted conversion price is $7.13147 per share, with the current amount of convertible bonds convertible into 33,554,319 shares. The convertible bonds have a coupon of 5% per annum payable semi-annually in arrears in equal installments. The terms and conditions governing our convertible bonds contain customary events of default, including failure to pay any amount due on the bonds when due, and certain restrictions, including, among others, restrictions on disposal of assets and our ability to carry out any merger or corporate reorganization, subject to exceptions.
Interest
The weighted average nominal interest rate for all of our interest-bearing debt was 9.7% for the six months ended June 30, 2024 (8.9% for the six months ended June 30, 2023). Excluding our Convertible Bonds, the weighted average interest rate for our interest-bearing debt was 10.3% for the six months ended June 30, 2024 (10.3% for the six months ended June 30, 2023).
Covenants
As at June 30, 2024, we were in compliance with the covenants and our obligations under our debt agreements.